S000090419 [Member] N-1A Cover	Feb. 21, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 21, 2025
Prospectus Date	Feb. 21, 2025